JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10172

February 22, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the

JPMorgan Intrepid Value Fund (the “Fund”)

File No. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing Post-Effective Amendment No. 635 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 636 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to incorporate changes to the Fund’s name to JPMorgan U.S. Applied Data Science Value Fund and to make changes to the Fund’s investment strategy, including its 80% investment policy.

Please contact the undersigned at (212) 270-6803 if you have any questions.

Very truly yours,

/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary